COMMITMENTS AND CONTINGENCIES (Details) - Watermark - Triple Net Lease $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Capital Improvement and Repair Commitments [Abstract]
Capital improvements	$ 1.0
Lease period	15 years